Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2020
Opening net book amount	48,349	186,237	71,806	16,530	196,401	519,323
Additions	—	31,669	6,718	1,651	36,675	76,713
Transfer from investment properties	14,330	—	—	—	—	14,330
Impairment loss (Note 14)	—	(364)	(841)	(119)	(4,712)	(6,036)
Disposal	—	(815)	(61)	(50)	(3,421)	(4,347)
Business combination (Note 29)	—	29,481	15,571	6,486	147,757	199,295
Disposal of subsidiaries (Note 30)	—	(27,440)	(13,353)	(5,173)	(123,655)	(169,621)
Depreciation charges	(2,044)	(23,124)	(14,179)	(4,535)	(53,350)	(97,232)
Translation adjustments	—	(43)	(39)	(402)	—	(484)
Closing net book amount	60,635	195,601	65,622	14,388	195,695	531,941

Year ended 31 December 2020
At 31 December 2020
Cost	64,737	317,013	174,560	39,452	267,701	863,463
Accumulated depreciation and impairment	(4,102)	(121,412)	(108,938)	(25,064)	(72,006)	(331,522)
Net book amount	60,635	195,601	65,622	14,388	195,695	531,941

At 31 December 2021
Opening net book amount	60,635	195,601	65,622	14,388	195,695	531,941
Additions	—	34,734	40,617	3,377	3,321	82,049
Transfer from investment properties	—	—	—	—	—	—
Impairment loss (Note 14)	—	(76,375)	(14,352)	(4,453)	(44,638)	(139,818)
Disposal	—	(3,675)	(8,539)	(4,271)	(3,612)	(20,097)
Business combination (Note 29)	—	527	557	—	2,159	3,243
Disposal of subsidiaries (Note 30)	—	(975)	(1,635)	(605)	(524)	(3,739)
Depreciation charges	(3,399)	(39,933)	(14,871)	(3,009)	(31,953)	(93,165)
Translation adjustments	—	(68)	(1,179)	(418)	—	(1,665)
Closing net book amount	57,236	109,836	66,220	5,009	120,448	358,749

Year ended 31 December 2021
At 31 December 2021
Cost	64,739	302,000	132,655	27,756	208,559	735,709
Accumulated depreciation and impairment	(7,503)	(192,164)	(66,435)	(22,747)	(88,111)	(376,960)
Net book amount	57,236	109,836	66,220	5,009	120,448	358,749